Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2019
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss as of December 31, 2018 and 2019 are as follows:

	2018		2019
Securities sold:
Stocks	~~W~~	488,873	298,008
Bonds		440,382	825,942
Others		32,117	40,747

		961,372	1,164,697
Gold deposits		458,934	467,760

	~~W~~	1,420,306	1,632,457